Financial risk management: Short term liquidity (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial risk management:
Current assets	$ 17,877,787	$ 25,656,011
Current liabilities	5,903,180	5,887,006
Short term position (liquidity)	$ 11,974,607	$ 19,769,005